Fees Summary	Mar. 20, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 125,000
Previously Paid Amount	0.00
Total Fee Amount	19.14
Total Offset Amount	0.00
Net Fee	19.14
Narrative - Max Aggregate Offering Price	$ 125,000
Final Prospectus	true